Research and Development Expenses - Summary of Research and Development Expenses (Detail) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Detailed Information About Research And Development Expense Explanatory [Abstract]
Wages and salaries			$ 18,564	$ 28,149
Contractors and consultants expense			2,727	14,752
Share based compensation			9,655	4,428
Social security and pension contributions			3,756	4,054
Other			822	(177)
Total	$ 17,201	$ 20,881	$ 35,524	$ 51,205